INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 464	$ 513
Cost method	7	118
Total	$ 471	$ 631